Consolidated Statements of Changes in Equity (CAD) In Millions, unless otherwise specified	Total		Common Stock	Preferred Stock	Contributed Surplus	Accumulated Other Comprehensive Loss ("AOCL")	Retained Earnings	Non- Controlling Interest
Balance at Dec. 31, 2009	1,433.8		1,097.9	0	3.0	(426.2)	594.8	164.3
2011 & 2010
Net income	199.3						193.7	5.6
Other comprehensive income/loss, net of tax expense/recovery of $12.9 in 2011 and $2.8 in 2010	(138.0)	[1]				(138.0)
Issuance of stock, net of issuance costs	146.7			146.7
Additional investments	(5.5)							(5.5)
Cash dividends declared on preferred stock ($1.1000/ share in 2011 and $0.4980/share in 2010)	(3.0)						(3.0)
Cash dividends declared on common stock ($1.3125/ share in 2011 and $1.1625/share in 2010)	(132.0)						(132.0)
Common stock issued under purchase plan	32.9		32.9
Senior management stock options exercised	5.5		6.0		(0.5)
Stock option expense	0.7				0.7
Other stock-based compensation	1.0		1.0
Preferred dividends paid by subsidiaries to non-controlling interest	(8.0)							(8.0)
Other	(2.0)							(2.0)
Balance at Dec. 31, 2010	1,531.4		1,137.8	146.7	3.2	(564.2)	653.5	154.4
2011 & 2010
Net income	259.4						247.7	11.7
Other comprehensive income/loss, net of tax expense/recovery of $12.9 in 2011 and $2.8 in 2010	(107.5)	[1]				(107.5)
Issuance of stock, net of issuance costs	196.0		196.0
Additional investments	67.1							67.1
Cash dividends declared on preferred stock ($1.1000/ share in 2011 and $0.4980/share in 2010)	(6.6)						(6.6)
Cash dividends declared on common stock ($1.3125/ share in 2011 and $1.1625/share in 2010)	(158.7)						(158.7)
Dividends paid by subsidiaries to non-controlling interest	(0.7)							(0.7)
Common stock issued under purchase plan	41.0		41.0
Senior management stock options exercised	8.2		8.8		(0.6)
Stock option expense	0.7				0.7
Other stock-based compensation	1.4		1.4
Preferred dividends paid by subsidiaries to non-controlling interest	(8.0)							(8.0)
Balance at Dec. 31, 2011	1,823.7		1,385.0	146.7	3.3	(671.7)	735.9	224.5

[1]	Net of tax recovery of $12.9 million (2010 - $2.8 million tax recovery) for the year ended December 31, 2011.